Prepayments and other current assets - Schedule of prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments to suppliers	¥ 167,747		¥ 302,421
Receivables from partial sale of equity interest in SiEngine (refer to Note 9)	130,000		0
Contract cost assets	69,932		104,309
Others	84,606		36,770
Prepayments and other current assets	¥ 452,285	$ 61,959	¥ 443,500